UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Short Duration Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 43.1%
Consumer Discretionary 3.5%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	51,570
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	32,988
8.0%, 3/15/2014	20,000	19,650
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	110,000	110,550
AutoZone, Inc., 5.75%, 1/15/2015	6,660,000	7,222,763
Comcast Corp., 5.5%, 3/15/2011	5,000,000	5,232,360
CSC Holdings LLC, 6.75%, 4/15/2012	6,000	6,195
DirecTV Holdings LLC:
144A, 4.75%, 10/1/2014	3,230,000	3,292,455
6.375%, 6/15/2015	3,750,000	3,895,312

7.625%, 5/15/2016	140,000	152,950
DISH DBS Corp.:
6.375%, 10/1/2011	85,000	87,762
6.625%, 10/1/2014	59,000	59,516
7.125%, 2/1/2016	50,000	51,063
Dollarama Group Holdings LP, 7.206% **, 8/15/2012 (a)	38,000	38,380
Fortune Brands, Inc.:
3.0%, 6/1/2012	9,350,000	9,266,878
6.375%, 6/15/2014	8,075,000	8,647,962
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	48,063
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	29,850
Hertz Corp., 8.875%, 1/1/2014	90,000	92,025
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	31,000	27,590
JC Penney Corp., Inc.:
Series A, 6.875%, 10/15/2015	6,287,000	6,632,785
9.0%, 8/1/2012	4,000,000	4,510,000
Lamar Media Corp., Series C, 6.625%, 8/15/2015	10,000	9,600
Macy's Retail Holdings, Inc., 6.625%, 4/1/2011	9,400,000	9,693,750
Norcraft Holdings LP, 9.75%, 9/1/2012	5,000	4,800
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	101,587
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% **, 3/15/2014	55,000	45,306
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	40,000	39,800
TCM Sub LLC, 144A, 3.55%, 1/15/2015	7,210,000	7,062,599
Time Warner Cable, Inc.:
3.5%, 2/1/2015	2,800,000	2,766,246
6.2%, 7/1/2013	4,445,000	4,882,637
Viacom, Inc., 4.375%, 9/15/2014	4,210,000	4,341,609
Videotron Ltd., 9.125%, 4/15/2018	15,000	16,500
Wyndham Worldwide Corp., 9.875%, 5/1/2014	5,984,000	6,652,275
Yale University, Series B, 2.9%, 10/15/2014	5,340,000	5,320,269

		90,445,645
Consumer Staples 2.7%
Altria Group, Inc., 7.125%, 6/22/2010	4,620,000	4,740,776
Anheuser-Busch InBev Worldwide, Inc.:
144A, 3.0%, 10/15/2012 (b)	3,010,000	3,024,102
144A, 5.375%, 11/15/2014	9,230,000	9,772,318
Campbell Soup Co., 3.375%, 8/15/2014	8,855,000	9,000,443
ConAgra Foods, Inc., 7.875%, 9/15/2010	1,056,000	1,105,456
Dr. Pepper Snapple Group, Inc.:
1.7%, 12/21/2011	9,380,000	9,370,592
2.35%, 12/21/2012	2,110,000	2,112,247
6.12%, 5/1/2013	1,400,000	1,532,187
H.J. Heinz Co., 5.35%, 7/15/2013	5,840,000	6,277,918
Kraft Foods, Inc., 0.773% **, 8/11/2010	5,000,000	4,999,550
PepsiAmericas, Inc., 4.375%, 2/15/2014	1,915,000	1,992,401
Procter & Gamble Co., 4.6%, 1/15/2014	4,735,000	5,041,714
Reynolds American, Inc.:
0.954% **, 6/15/2011	5,000,000	4,953,410
6.5%, 7/15/2010	5,000,000	5,108,140
Viskase Companies, Inc., 11.5%, 6/15/2011	155,000	159,456

		69,190,710
Energy 2.8%
Anadarko Petroleum Corp.:
5.75%, 6/15/2014	890,000	964,456
7.625%, 3/15/2014	4,500,000	5,181,516

Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018	100,000	110,500
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	64,350
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	7,913,063
Cenovus Energy, Inc., 144A, 4.5%, 9/15/2014	3,900,000	4,025,763
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	8,825
Chesapeake Energy Corp.:
6.25%, 1/15/2018	25,000	24,000
6.875%, 1/15/2016	40,000	40,000
7.25%, 12/15/2018	45,000	45,338
Chevron Corp., 3.45%, 3/3/2012	9,000,000	9,353,862
Devon Energy Corp., 5.625%, 1/15/2014	4,600,000	4,969,357
El Paso Corp.:
7.25%, 6/1/2018	35,000	34,580
9.625%, 5/15/2012	50,000	51,601
Enterprise Products Operating LLC:
4.6%, 8/1/2012	5,770,000	6,093,593
4.95%, 6/1/2010	1,000,000	1,013,622
Series G, 5.6%, 10/15/2014	3,940,000	4,195,430
Series M, 5.65%, 4/1/2013	1,175,000	1,251,962
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	40,250
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,362,626
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,392,901
KCS Energy, Inc., 7.125%, 4/1/2012	195,000	195,488
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	3,680,000	3,957,380
Marathon Oil Corp., 6.5%, 2/15/2014	3,080,000	3,406,985
Mariner Energy, Inc.:
7.5%, 4/15/2013	55,000	54,725
8.0%, 5/15/2017	75,000	72,000
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	90,900
OPTI Canada, Inc.:
7.875%, 12/15/2014	75,000	61,500
8.25%, 12/15/2014	45,000	37,069
Petrohawk Energy Corp.:
7.875%, 6/1/2015	35,000	35,350
9.125%, 7/15/2013	50,000	52,250
Plains All American Pipeline LP, 4.25%, 9/1/2012	4,805,000	4,958,683
Plains Exploration & Production Co.:
7.0%, 3/15/2017	50,000	49,125
7.625%, 6/1/2018	95,000	97,138
Quicksilver Resources, Inc., 7.125%, 4/1/2016	135,000	125,888
Regency Energy Partners LP, 8.375%, 12/15/2013	65,000	67,275
Southwestern Energy Co., 7.5%, 2/1/2018	75,000	79,500
Statoil ASA, 2.9%, 10/15/2014	5,250,000	5,228,286
Stone Energy Corp., 6.75%, 12/15/2014	60,000	53,550
Whiting Petroleum Corp.:
7.25%, 5/1/2012	105,000	105,525
7.25%, 5/1/2013	30,000	30,225
Williams Companies, Inc., 8.125%, 3/15/2012	143,000	156,365

		71,052,802
Financials 22.0%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	3,705,000	3,718,186
AEGON NV, 4.625%, 12/1/2015	9,380,000	9,156,409
American Express Bank FSB, 5.55%, 10/17/2012	8,000,000	8,555,432
American Express Credit Corp., Series D, 5.125%, 8/25/2014	6,460,000	6,807,115
American General Finance Corp., Series J, 5.9%, 9/15/2012	7,000,000	5,810,056
American Honda Finance Corp., 144A, 0.323% **, 5/11/2010	11,340,000	11,315,834

Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	4,690,000	5,627,709
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	57,200	17,160
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	10,370,000	11,168,272
Barclays Bank PLC, 5.2%, 7/10/2014	4,555,000	4,828,336
BB&T Corp., 6.5%, 8/1/2011	8,000,000	8,496,832
Berkshire Hathaway Finance Corp., 4.0%, 4/15/2012	4,500,000	4,715,865
BlackRock, Inc.:
2.25%, 12/10/2012	6,700,000	6,670,667
3.5%, 12/10/2014	5,235,000	5,169,259
BNP Paribas, Series 2, 2.125%, 12/21/2012	7,100,000	7,063,350
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 *	30,000	5,250
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	7,314,219
Caterpillar Financial Services Corp.:
1.9%, 12/17/2012	1,790,000	1,783,017
Series F, 4.85%, 12/7/2012	4,000,000	4,301,276
Citigroup, Inc.:
5.25%, 2/27/2012	10,000,000	10,332,150
6.5%, 8/19/2013	15,000	15,978
CME Group, Inc., 5.75%, 2/15/2014	4,000,000	4,375,084
Commonwealth Bank of Australia:
144A, 3.75%, 10/15/2014	7,815,000	7,834,006
144A, 5.0%, 11/6/2012	5,000,000	5,310,065
Conproca SA de CV, REG S, 12.0%, 6/16/2010	51,870	52,907
Countrywide Financial Corp., 5.8%, 6/7/2012	7,000,000	7,430,577
Credit Suisse New York, 5.5%, 5/1/2014	9,410,000	10,211,741
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	10,962,350
Depfa ACS Bank, 144A, 8.799% **, 10/6/2023	15,000,000	13,183,500
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	9,230,000	9,679,012
Diageo Capital PLC, 4.375%, 5/3/2010	5,015,000	5,082,432
Diageo Finance BV, 3.25%, 1/15/2015	4,395,000	4,365,756
Discover Financial Services, 0.784% **, 6/11/2010	11,480,000	11,380,021
Duke Realty LP, (REIT), 7.375%, 2/15/2015	1,690,000	1,782,245
EnCana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,810,012
Ford Motor Credit Co., LLC:
5.504% **, 6/15/2011	1,000,000	990,000
7.25%, 10/25/2011	249,000	251,463
General Electric Capital Corp.:
3.5%, 8/13/2012	5,650,000	5,766,582
Series A, 3.75%, 11/14/2014	8,205,000	8,190,674
GMAC, Inc., 144A, 6.875%, 9/15/2011	264,000	260,040
Hartford Financial Services Group, Inc., 7.9%, 6/15/2010	3,950,000	4,048,296
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	6,483,271
HSBC Finance Corp., 5.9%, 6/19/2012	12,000,000	12,823,056
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	7,831,230
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,857,361
ICICI Bank Ltd., 144A, 5.5%, 3/25/2015	9,530,000	9,485,209
John Deere Capital Corp., Series D, 4.5%, 4/3/2013	7,000,000	7,349,146
JPMorgan Chase & Co., 4.65%, 6/1/2014	13,850,000	14,590,130
KeyCorp, Series H, 6.5%, 5/14/2013	5,190,000	5,356,796
Lukoil International Finance BV, 144A, 6.375%, 11/5/2014	12,300,000	12,638,250
Macquarie Group Ltd., 144A, 7.3%, 8/1/2014	8,350,000	9,021,891
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011	8,640,000	9,133,672
Morgan Stanley:
4.2%, 11/20/2014	7,400,000	7,405,165
Series F, 5.625%, 1/9/2012	6,850,000	7,228,956

6.0%, 5/13/2014	3,750,000	4,032,008
New York Life Global Funding, 144A, 2.25%, 12/14/2012	4,700,000	4,673,078
Northern Trust Corp., 4.625%, 5/1/2014	2,770,000	2,951,767
Novartis Capital Corp., 4.125%, 2/10/2014	4,395,000	4,619,923
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	90,500
PC Financial Partnership, 5.0%, 11/15/2014	9,200,000	9,646,430
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	5,325,000	5,650,043
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	10,187,096
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	2,800,000	2,841,420
6.2%, 1/15/2015	2,770,000	2,980,168
Rabobank Nederland - Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 144A, 4.2%, 5/13/2014	9,230,000	9,551,426
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	20,045
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	3,000,000	3,237,111
8.95%, 5/1/2014	5,680,000	6,806,350
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	11,630,000	11,789,157
Simon Property Group LP (REIT):
5.3%, 5/30/2013	4,690,000	4,839,165
5.6%, 9/1/2011	4,500,000	4,696,456
Sovereign Bancorp., Inc., 4.8%, 9/1/2010	4,500,000	4,594,622
Sprint Capital Corp.:
7.625%, 1/30/2011	45,000	46,069
8.375%, 3/15/2012	20,000	20,700
Svenska Handelsbanken AB, 144A, 2.875%, 9/14/2012	13,850,000	13,935,441
Swiss Re Solutions Holding Corp., 7.5%, 6/15/2010	11,720,000	12,025,505
Telecom Italia Capital SA:
5.25%, 11/15/2013	4,600,000	4,838,239
6.175%, 6/18/2014	6,150,000	6,665,942
Telefonica Emisiones SAU, 5.984%, 6/20/2011	3,000,000	3,172,944
Textron Financial Corp., 5.4%, 4/28/2013	5,000,000	4,997,630
The Goldman Sachs Group, Inc.:
3.625%, 8/1/2012	3,355,000	3,456,673
6.0%, 5/1/2014	8,445,000	9,236,871
Toyota Motor Credit Corp., 1.9%, 12/5/2012	14,530,000	14,377,595
Tyco International Finance SA, 4.125%, 10/15/2014	2,260,000	2,310,231
Verizon Wireless Capital LLC:
3.75%, 5/20/2011	4,620,000	4,763,987
5.25%, 2/1/2012	6,750,000	7,159,219
Virgin Media Finance PLC, 8.75%, 4/15/2014	20,000	20,650
Wachovia Bank NA, 7.8%, 8/18/2010	7,650,000	7,982,561
Wells Fargo & Co., Series I, 3.75%, 10/1/2014	4,680,000	4,666,213
Westpac Banking Corp., 2.25%, 11/19/2012	14,000,000	13,966,988
Wind Acquisition Finance SA, 144A, 12.0%, 12/1/2015	75,000	80,250
Woori Bank, 144A, 7.0%, 2/2/2015	3,660,000	4,011,115

		564,984,856
Health Care 2.2%
CareFusion Corp., 144A, 4.125%, 8/1/2012	1,320,000	1,360,814
Community Health Systems, Inc., 8.875%, 7/15/2015	180,000	186,300
Eli Lilly & Co., 3.55%, 3/6/2012	4,750,000	4,943,258
Express Scripts, Inc.:
5.25%, 6/15/2012	4,530,000	4,813,583
6.25%, 6/15/2014	1,835,000	2,002,224
HCA, Inc.:
9.125%, 11/15/2014	45,000	47,475

9.25%, 11/15/2016	270,000	289,912
9.625%, 11/15/2016 (PIK)	105,000	113,662
McKesson Corp., 6.5%, 2/15/2014	1,680,000	1,858,355
Medtronic, Inc., 4.5%, 3/15/2014	4,020,000	4,257,321
Merck & Co., Inc., 1.875%, 6/30/2011	7,075,000	7,141,661
Pfizer, Inc., 4.45%, 3/15/2012	8,000,000	8,461,192
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012	8,675,000	9,111,500
The Cooper Companies, Inc., 7.125%, 2/15/2015	70,000	68,075
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	4,610,000	4,706,709
Wyeth, 5.5%, 2/1/2014	7,380,000	8,040,318

		57,402,359
Industrials 1.5%
3M Co., 4.65%, 12/15/2012	6,460,000	6,987,104
Actuant Corp., 6.875%, 6/15/2017	30,000	28,538
ARAMARK Corp., 8.5%, 2/1/2015	20,000	20,600
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,805,341
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	100,700
Belden, Inc., 7.0%, 3/15/2017	35,000	34,081
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	103,250
Burlington Northern Santa Fe Corp., 7.0%, 2/1/2014	10,600,000	12,029,887
Cenveo Corp., 144A, 10.5%, 8/15/2016	50,000	51,250
Esco Corp., 144A, 4.129% **, 12/15/2013	260,000	236,925
FedEx Corp., 7.375%, 1/15/2014	2,000,000	2,269,298
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	1,930,000	2,306,228
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	44,000	36,960
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	55,000	53,625
9.375%, 5/1/2012	145,000	150,437
Mobile Mini, Inc., 9.75%, 8/1/2014	55,000	57,200
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	50,000	49,750
Textron, Inc., 6.2%, 3/15/2015	4,620,000	4,808,621
Titan International, Inc., 8.0%, 1/15/2012	140,000	137,200
TransDigm, Inc., 7.75%, 7/15/2014	30,000	30,375
United Parcel Service, Inc., 4.5%, 1/15/2013	4,710,000	5,007,663
United Rentals North America, Inc., 7.0%, 2/15/2014	60,000	54,300

		39,359,333
Information Technology 2.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	48,000	34,380
Cisco Systems, Inc., 5.25%, 2/22/2011	7,000,000	7,345,289
Hewlett-Packard Co., 4.25%, 2/24/2012	9,000,000	9,440,424
International Business Machines Corp., 0.318% **, 11/4/2011	18,750,000	18,712,725
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	60,000	60,225
MasTec, Inc., 7.625%, 2/1/2017	55,000	52,869
Oracle Corp., 3.75%, 7/8/2014	6,120,000	6,314,695
Vangent, Inc., 9.625%, 2/15/2015	35,000	32,944
Xerox Corp.:
5.65%, 5/15/2013	2,830,000	2,948,750
7.125%, 6/15/2010	5,000,000	5,114,320

		50,056,621
Materials 1.9%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015	25,000	21,156
Bemis Co., Inc., 5.65%, 8/1/2014	1,900,000	2,022,332
Clondalkin Acquisition BV, 144A, 2.254% **, 12/15/2013	75,000	66,281

CPG International I, Inc., 10.5%, 7/1/2013	90,000	85,050
Dow Chemical Co.:
4.85%, 8/15/2012	3,000,000	3,152,883
5.9%, 2/15/2015	9,370,000	10,068,777
E.I. du Pont de Nemours & Co., 3.25%, 1/15/2015	7,480,000	7,409,920
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	116,869
Freeport-McMoRan Copper & Gold, Inc.:
3.881% **, 4/1/2015	9,330,000	9,277,565
8.25%, 4/1/2015	130,000	141,700
8.375%, 4/1/2017	245,000	268,275
GEO Specialty Chemicals, Inc.:
144A, 7.5% **, 3/31/2015 (PIK)	63,145	50,516
10.0%, 3/31/2015	62,080	49,664
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	35,000	35,438
9.5%, 12/1/2011	50,000	54,000
Hexcel Corp., 6.75%, 2/1/2015	280,000	268,800
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	18,250
NewMarket Corp., 7.125%, 12/15/2016	80,000	78,000
Pliant Corp., 11.85%, 6/15/2009 *	5	5
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/2014	5,770,000	6,200,465
Praxair, Inc., 1.75%, 11/15/2012	10,420,000	10,319,280
The Mosaic Co., 144A, 7.375%, 12/1/2014	205,000	219,464

		49,924,690
Telecommunication Services 1.2%
American Tower Corp., 144A, 4.625%, 4/1/2015	5,530,000	5,593,346
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017	2,810,000	2,992,650
Cincinnati Bell, Inc., 8.375%, 1/15/2014	60,000	61,050
France Telecom SA, 4.375%, 7/8/2014	11,090,000	11,588,629
Intelsat Corp., 9.25%, 6/15/2016	245,000	252,962
iPCS, Inc., 2.406% **, 5/1/2013	30,000	28,050
Millicom International Cellular SA, 10.0%, 12/1/2013	190,000	196,650
Qwest Corp.:
7.5%, 10/1/2014	4,256,000	4,420,920
7.875%, 9/1/2011	4,880,000	5,111,800
8.875%, 3/15/2012	35,000	37,625
Windstream Corp.:
7.0%, 3/15/2019	60,000	56,100
8.625%, 8/1/2016	20,000	20,350

		30,360,132
Utilities 3.3%
AES Corp.:
8.0%, 6/1/2020	40,000	40,700
144A, 8.75%, 5/15/2013	340,000	348,500
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,772,114
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,845,367
CMS Energy Corp., 8.5%, 4/15/2011	241,000	252,522
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	7,020,000	7,641,312
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	5,500,000	5,559,559
Series J, 6.0%, 2/15/2014	3,270,000	3,594,220
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,862,592
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,377,137
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	4,817,671
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,366,378

Kinder Morgan, Inc., 6.5%, 9/1/2012	105,000	109,200
MidAmerican Energy Holdings Co., 3.15%, 7/15/2012	11,100,000	11,306,837
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,750
Mirant North America LLC, 7.375%, 12/31/2013	50,000	49,438
Niagara Mohawk Power Corp., 144A, 3.553%, 10/1/2014	2,880,000	2,871,184
NRG Energy, Inc.:
7.25%, 2/1/2014	115,000	116,438
7.375%, 2/1/2016	110,000	110,138
7.375%, 1/15/2017	100,000	100,250
NV Energy, Inc.:
6.75%, 8/15/2017	15,000	14,614
8.625%, 3/15/2014	33,000	34,196
Oncor Electric Delivery Co., 6.375%, 5/1/2012	4,620,000	4,989,813
Orion Power Holdings, Inc., 12.0%, 5/1/2010	180,000	184,500
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,810,605
Virginia Electric & Power Co., Series B, 4.5%, 12/15/2010	8,000,000	8,227,552

		84,433,587

Total Corporate Bonds (Cost $1,065,508,990)		1,107,210,735
Mortgage-Backed Securities Pass-Throughs 3.1%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2023	7,488,823	7,716,412
5.354% **, 6/1/2031	7,374,802	7,681,365
Federal National Mortgage Association:
4.5%, 4/1/2023	10,847,370	11,181,267
5.0%, 9/1/2023	7,983,189	8,378,918
6.0%, with various maturities from 11/1/2017 until 8/1/2021	9,097,047	9,746,804
Government National Mortgage Association:
2.438% **, 9/20/2059	9,924,403	10,420,623
6.5%, with various maturities from 8/20/2038 until 2/20/2039	17,043,639	17,960,509
7.0%, with various maturities from 7/20/2037 until 9/20/2038	5,439,151	5,884,057
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,780	2,003

Total Mortgage-Backed Securities Pass-Throughs (Cost $78,065,665)		78,971,958
Asset-Backed 6.0%
Automobile Receivables 1.8%
AmeriCredit Prime Automobile Receivables, "C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,716,746
Capital Auto Receivables Asset Trust:
"A3A", Series 2006-2, 4.98%, 5/15/2011	1,416,147	1,431,501
"A3A", Series 2007-3, 5.02%, 9/15/2011	1,943,829	1,971,532
Chrysler Financial Auto Securitization Trust, "B", Series 2009-B, 2.94%, 6/8/2013	2,340,000	2,332,015
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	9,999,998	9,908,004
Ford Credit Auto Owner Trust:
"A2", Series 2009-B, 2.1%, 11/15/2011	2,308,000	2,322,465
"A4", Series 2006-A, 5.07%, 12/15/2010	495,417	497,184
"A3A", Series 2007-B, 5.15%, 11/15/2011	1,622,893	1,654,225
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	5,291,289
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,340,992
GS Auto Loan Trust, "C", Series 2006-1, 5.85%, 1/15/2014	917,747	921,233
Nissan Auto Receivables Owner Trust, "A3", Series 2008-B, 4.46%, 4/16/2012	2,791,000	2,861,042
USAA Auto Owner Trust:
"A2", Series 2009-2, 0.74%, 3/15/2012	6,533,000	6,524,482
"A3", Series 2007-2, 4.9%, 2/15/2012	1,762,712	1,785,318
Volkswagen Auto Loan Enhanced Trust, "A2", Series 2008-1, 3.71%, 4/20/2011	519,451	520,347
Wachovia Auto Loan Owner Trust, "D", Series 2006-2A, 144A, 5.54%, 12/20/2012	1,500,000	1,512,895

World Omni Auto Receivables Trust, "A3A", Series 2007-B, 5.28%, 1/17/2012	1,436,774	1,460,711

		45,051,981
Credit Card Receivables 2.1%
American Express Credit Account Master Trust:
"C", Series 2007-4, 144A, 0.493% **, 12/17/2012	6,000,000	5,970,671
"C", Series 2007-6, 144A, 0.513% **, 1/15/2013	6,000,000	5,965,038
Bank of America Credit Card Trust, "C2", Series 2007-C2, 0.503% **, 9/17/2012	10,000,000	9,941,079
Capital One Multi-Asset Execution Trust:
"A2", Series 2009-A2, 3.2%, 4/15/2014	9,230,000	9,474,601
"A5", Series 2008-A5, 4.85%, 2/18/2014	5,000,000	5,218,508
Chase Issuance Trust, "C4", Series 2006-C4, 0.523% **, 1/15/2014	10,000,000	9,616,180
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 0.633% **, 5/15/2014	7,550,000	7,511,053

		53,697,130
Home Equity Loans 0.5%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,372,712	1,035,976
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,506,782	150,678
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	4,154,310	3,416,507
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	4,926,485	3,499,061
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	110,421	88,297
GMAC Mortgage Corp. Loan Trust:
"A5", Series 2003-HE2, 4.59%, 4/25/2033	2,517,346	1,840,453
"A2", Series 2006-HE3, 5.75%, 10/25/2036	2,225,932	1,661,408
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%, 8/20/2029	122,576	101,213
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	581,521	567,667
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.573%, 2/25/2037	2,832,242	1,417,248

		13,778,508
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp.:
"A4", Series 1996-1, 6.5%, 3/15/2027	7,531	7,527
"B2", Series 1996-5, 8.45%, 7/15/2027 *	5,181,612	0
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	1,710,339	1,539,572
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	625,715	639,779

		2,186,878
Miscellaneous 1.5%
Babson CLO Ltd., "A", Series 2005-3A, 144A, 0.524% **, 11/10/2019	9,090,970	8,045,508
Caterpillar Financial Asset Trust, "A2A", Series 2008-A, 4.09%, 12/27/2010	378,463	379,325
CenterPoint Energy Transition Bond Co., LLC, “A1”, Series 2009-1, 1.833%, 2/15/2016	5,334,000	5,254,897
CIT RV Trust, "A5", Series 1999-A, 6.24%, 8/15/2015	86,406	86,475
Detroit Edison Securitization Funding LLC, "A4", Series 2001-1, 6.19%, 3/1/2013	5,303,111	5,500,692
Duane Street CLO, "A", Series 2005-1A, 144A, 0.525% **, 11/8/2017	7,617,448	6,741,441
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	3,883,874	3,910,344
National Collegiate Student Loan Trust:
"AIO", Series 2006-2, Interest Only, 6.0%, 8/25/2011	17,100,000	1,325,250
"AIO", Series 2006-3, Interest Only, 7.1%, 1/25/2012	24,886,000	2,988,321
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.032% **, 7/25/2039	5,500,000	4,976,641

		39,208,894

Total Asset-Backed (Cost $167,330,590)		153,923,391

Commercial Mortgage-Backed Securities 8.5%
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	8,990,999	9,000,683
"A1", Series 2008-1, 5.268%, 2/10/2051	7,030,461	7,169,171
Bear Stearns Commercial Mortgage Securities, Inc.:
"A1", Series 2007-PW17, 5.282%, 6/11/2050	3,166,417	3,219,228
"A2", Series 2001-TOP2, 6.48%, 2/15/2035	9,049,395	9,366,510
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	8,749,025	8,976,152
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	12,000,000	12,260,243
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-C4, 5.54%, 9/15/2039	4,858,056	4,971,601
CS First Boston Mortgage Securities Corp.:
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	11,150,000	11,733,428
"A4", Series 2001-CP4, 6.18%, 12/15/2035	8,020,500	8,334,431
"A4", Series 2001-CF2, 6.505%, 2/15/2034	6,459,580	6,659,602
GMAC Commercial Mortgage Securities, Inc., "A2", Series 2001-C1, 6.465%, 4/15/2034	5,240,864	5,429,472
Greenwich Capital Commercial Funding Corp.:
"A3", Series 2004-GG1, 4.344%, 6/10/2036	696,566	696,047
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	8,803,081
"A2", Series 2005-GG5, 5.117%, 4/10/2037	11,400,000	11,444,447
"A2", Series 2007-GG9, 5.381%, 3/10/2039	7,867,000	7,969,651
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-CB8, 3.837%, 1/12/2039	5,153,455	5,170,585
"A2", Series 2005-LDP2, 4.575%, 7/15/2042	9,680,312	9,691,887
"A2", Series 2005-LDP3, 4.851%, 8/15/2042	11,338,806	11,352,528
"A1", Series 2007-C1, 4.98%, 2/15/2051	7,488,545	7,661,810
"A2", Series 2004-CB9, 5.108%, 6/12/2041	7,671,631	7,774,121
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	1,500,000	1,465,506
"A2", Series 2005-C1, 4.31%, 2/15/2030	5,497,765	5,503,946
"A2", Series 2005-C3, 4.553%, 7/15/2030	9,816,847	9,875,894
"A3", Series 2004-C4, 5.073% **, 6/15/2029	10,000,000	10,117,309
Morgan Stanley Capital I, "A1", Series 2007-IQ16, 5.32%, 12/12/2049	8,875,146	9,139,518
Morgan Stanley Dean Witter Capital I, "A4", Series 2001-TOP1, 6.66%, 2/15/2033	4,077,788	4,198,080
TIAA Seasoned Commercial Mortgage Trust, "A1", Series 2007-C4, 5.669% **, 8/15/2039	4,084,798	4,226,278
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	4,917,550	4,912,436
"A2", Series 2007-C32, 5.735% **, 6/15/2049	10,000,000	10,186,646

Total Commercial Mortgage-Backed Securities (Cost $212,142,503)		217,310,291
Collateralized Mortgage Obligations 7.8%
Banc of America Funding Corp., "1A7", Series 2005-1, 5.5%, 2/25/2035	11,167,865	11,099,155
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 3.356% **, 10/20/2032	172,925	161,258
"2A8", Series 2003-J, 3.619% **, 11/25/2033	2,556,333	2,188,080
"1A1O", Series 2005-4, 5.25%, 5/25/2035	1,832,704	1,821,598
"A15", Series 2006-2, 6.0%, 7/25/2046	4,277,944	3,870,794
Citicorp Mortgage Securities, Inc.:
"A1", Series 2003-8, 5.5%, 8/25/2033	5,080,883	5,109,463
"1A1", Series 2005-7, 5.5%, 10/25/2035	4,141,080	3,825,474
"1A2", Series 2006-5, 6.0%, 10/25/2036	4,951,081	4,758,694
Countrywide Alternative Loan Trust:
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	2,890,475	2,636,057
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	5,255,932	4,309,123
Countrywide Home Loans:
"A3", Series 2003-18, 5.25%, 7/25/2033	7,505,839	7,442,223
"A35", Series 2005-24, 5.5%, 11/25/2035	7,080,441	6,697,799

CS First Boston Mortgage Securities Corp.:
"2A1", Series 2004-AR8, 3.649% **, 9/25/2034	5,102,954	4,461,853
"2A11", Series 2005-5, 5.0%, 7/25/2035	9,685,198	9,275,479
Deutsche Mortgage Securities, Inc., "1A1", Series 2005-WF1, 144A, 5.158% **, 6/26/2035	126,805	126,101
Fannie Mae Grantor Trust:
"1A1", Series 2004-T1, 6.0%, 1/25/2044	5,161,528	5,435,936
"A1", Series 2002-T4, 6.5%, 12/25/2041	2,676,625	2,897,547
Federal Home Loan Mortgage Corp.:
"MA", Series 2664, 5.0%, 4/15/2030	9,792,819	10,115,170
"QP", Series 3149, 5.0%, 10/15/2031	7,500,000	7,749,998
"DC", Series 2541, 5.05%, 3/15/2031	3,532,648	3,595,798
"EB", Series 3062, 5.5%, 9/15/2021	3,744,923	3,871,654
"PA", Series 3283, 5.5%, 7/15/2036	10,286,014	10,785,143
"PT", Series 3586, IOette, 5.884% ***, 2/15/2038	4,863,459	5,129,306
"PA", Series 2301, 6.0%, 10/15/2013	8,740,994	9,200,787
"BT", Series 2448, 6.0%, 5/15/2017	4,363	4,702
Federal National Mortgage Association:
"TA", Series 2007-77, 5.5%, 12/25/2029	5,136,485	5,323,451
"AB", Series 2006-3, 5.5%, 10/25/2032	11,950,798	12,348,085
"A1", Series 2003-7, 6.5%, 12/25/2042	3,062,743	3,253,925
First Horizon Alternative Mortgage Securities, "1A1", Series 2007-FA2, 5.5%, 4/25/2037	6,349,584	4,505,702
Government National Mortgage Association, "AB", Series 2008-30, 4.2%, 2/20/2037	11,532,724	11,819,957
IndyMac INDX Mortgage Loan Trust, "4A1", Series 2005-AR9, 5.05% **, 7/25/2035	1,624,028	1,098,403
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46% **, 7/28/2024	79,400	51,563
PHHMC Mortgage Pass-Through Certificates, "A2", Series 2006-2, 6.152% **, 7/18/2036	10,436,203	10,163,086
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 4.163% **, 5/25/2035	5,632,862	5,365,321
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024	15,442	14,643
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	2,339,216	2,154,272
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,928,196	1,805,752
Residential Funding Mortgage Securities I:
"A16", Series 2003-S7, 0.681% **, 5/25/2033	6,022,081	5,886,365
"A5", Series 2005-S9, 5.75%, 12/25/2035	5,331,398	4,622,006
"A11", Series 2006-S5, 6.0%, 6/25/2036	776,794	766,561
Structured Adjustable Rate Mortgage Loan Trust, "5A4", Series 2004-8, 4.656% **, 7/25/2034	2,635,000	2,423,112
Structured Asset Securities Corp., "2A16", Series 2005-6, 5.5%, 5/25/2035	2,980,308	2,663,972

Total Collateralized Mortgage Obligations (Cost $204,708,835)		200,835,368
Government & Agency Obligations 22.5%
Other Government Related(d) 10.5%
Achmea Hypotheekbank NV:
144A, 0.631% **, 11/3/2014	4,690,000	4,683,425
144A, 3.2%, 11/3/2014	4,685,000	4,675,930
African Development Bank, 1.75%, 10/1/2012	7,505,000	7,456,195
Asian Development Bank, 2.75%, 5/21/2014	4,382,000	4,374,213
Australia & New Zealand Banking Group Ltd., 144A, 0.534% **, 6/18/2012	3,000,000	2,976,969
Barclays Bank PLC:
1.054% **, 3/16/2012	4,600,000	4,667,068
144A, 2.7%, 3/5/2012	8,010,000	8,184,209
Citigroup Funding, Inc., FDIC Guaranteed, 1.875%, 10/22/2012	5,000,000	4,981,110

Commonwealth Bank of Australia, 1.071% **, 7/27/2012	4,600,000	4,679,028
Dexia Credit Local, 144A, 0.899% **, 9/23/2011	7,130,000	7,190,270
Eksportfinans ASA, 3.0%, 11/17/2014	7,500,000	7,385,212
European Investment Bank, 1.75%, 9/14/2012 (b)	13,000,000	12,957,464
European Bank for Reconstruction & Development, 3.625%, 6/17/2013	9,380,000	9,796,566
FIH Erhvervsbank AS:
144A, 1.75%, 12/6/2012	13,200,000	12,950,467
144A, 2.45%, 8/17/2012	6,000,000	6,037,068
GMAC, Inc., FDIC Guaranteed, 2.2%, 12/19/2012	7,535,000	7,581,205
HSBC USA, Inc., FDIC Guaranteed, 3.125%, 12/16/2011	4,500,000	4,656,834
Inter-American Development Bank, 1.75%, 10/22/2012	7,000,000	6,970,229
International Bank for Reconstruction & Development, 5.05% **, 1/14/2025 (c)	12,500,000	12,421,875
International Finance Facility for Immunisation, Series 1, REG S, 5.0%, 11/14/2011	11,900,000	12,621,485
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012	5,000,000	5,189,925
Korea Electric Power Corp., 144A, 5.5%, 7/21/2014	4,440,000	4,724,813
Korea Gas Corp., 144A, 6.0%, 7/15/2014	1,467,000	1,587,768
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	3,393,000	3,586,883
Lloyds TSB Bank PLC, 144A, 1.11% **, 4/1/2011	9,000,000	9,063,315
Macquarie Bank Ltd., Series B, 144A, 2.6%, 1/20/2012	3,970,000	4,053,572
Morgan Stanley, FDIC Guaranteed, 3.25%, 12/1/2011	5,000,000	5,186,625
National Agricultural Cooperative Federation, 144A, 5.0%, 9/30/2014	3,032,000	3,142,456
Nationwide Building Society:
144A, 0.453% **, 5/17/2012	2,000,000	1,994,778
144A, 2.5%, 8/17/2012	7,530,000	7,586,031
NIBC Bank NV, 144A, 2.8%, 12/2/2014	7,575,000	7,371,096
Nordic Investment Bank, 2.625%, 10/6/2014	9,380,000	9,244,346
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	838,000	884,090
Petroleos Mexicanos, 144A, 4.875%, 3/15/2015	6,420,000	6,396,246
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 4.5%, 9/30/2012 (b)	2,910,000	3,008,515
Royal Bank of Scotland Group PLC, 144A, 1.5%, 3/30/2012	11,720,000	11,606,445
Sovereign Bank, FDIC Guaranteed, 2.75%, 1/17/2012	6,125,000	6,287,031
Suncorp-Metway Ltd., 144A, 0.628% **, 12/17/2010	5,000,000	5,011,070
Svensk Exportkredit AB, 3.25%, 9/16/2014	6,500,000	6,498,954
US Bancorp., FDIC Guaranteed, 2.25%, 3/13/2012	7,545,000	7,670,556
US Central Credit Union, 1.9%, 10/19/2012	4,655,000	4,651,360
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	7,600,000	7,565,876

		269,558,573
Sovereign Bonds 3.0%
Export Development Canada, 2.375%, 3/19/2012	4,200,000	4,273,151
Instituto de Credito Oficial, Series 192, 4.625%, 10/26/2010	4,620,000	4,755,948
Kingdom of Belgium, 144A, 2.875%, 9/15/2014	6,150,000	6,106,544
Kingdom of Spain, 144A, 2.0%, 9/17/2012	13,000,000	12,953,889
Korea Expressway Corp., 144A, 4.5%, 3/23/2015	4,765,000	4,854,963
Province of Ontario, Canada:
0.42% **, 11/19/2012	9,380,000	9,390,946
4.1%, 6/16/2014	4,710,000	4,915,427
Republic of Italy, 2.125%, 10/5/2012	7,500,000	7,478,025
Republic of Lithuania, 144A, 6.75%, 1/15/2015	4,075,000	4,148,819
Societe Financement de l'Economie Francaise, 144A, 2.875%, 9/22/2014	9,375,000	9,302,044
State of Qatar, 144A, 4.0%, 1/20/2015	9,250,000	9,273,125

		77,452,881
US Government Sponsored Agencies 8.4%
Federal Farm Credit Bank, 1.875%, 12/7/2012 (b)	13,100,000	13,097,223
Federal Home Loan Bank:

1.0%, 12/28/2011	15,000,000	14,937,030
1.625%, 11/21/2012 (b) (e)	12,000,000	11,913,228
1.75%, 8/22/2012	8,000,000	8,008,240
2.302% **, 9/10/2019	9,200,000	9,015,080
4.25% **, 1/21/2020 (c)	1,500,000	1,492,500
7.5% **, 11/12/2024	6,500,000	6,207,500
7.8% **, 1/13/2025 (c)	6,400,000	6,382,400
7.8% **, 1/14/2025 (c)	3,300,000	3,159,750
Federal Home Loan Mortgage Corp.:
1.125%, 12/15/2011	14,300,000	14,255,570
1.375%, 1/9/2013	9,380,000	9,217,576
1.625%, 4/26/2011	7,275,000	7,353,272
2.125%, 3/23/2012 (e)	9,455,000	9,599,898
2.125%, 9/21/2012 (b)	10,000,000	10,106,360
3.0%, 1/21/2014 (c)	14,500,000	14,497,390
8.125% **, 8/20/2024	5,500,000	5,366,900
Federal National Mortgage Association:
CPI plus 0.25%, 0.00% **, 8/8/2011	18,000,000	17,683,200
0.875%, 1/12/2012	16,430,000	16,303,439
1.75%, 3/23/2011 (e)	9,400,000	9,514,868
1.875%, 4/20/2012	5,200,000	5,254,153
2.625%, 11/20/2014 (b)	9,380,000	9,307,267
8.45% **, 2/27/2023 (e)	14,000,000	14,007,000

		216,679,844
US Treasury Obligations 0.6%
US Treasury Bills , 0.19% ****, 3/18/2010 (f)	13,900,000	13,898,596

Total Government & Agency Obligations (Cost $577,114,269)		577,589,894
Loan Participations and Assignments 5.0%
Senior Loans 4.8%
AEI Finance Holding LLC:
Term Loan, 3.231% **, 3/30/2012	101,932	93,650
Term Loan, 3.251% **, 3/30/2014	2,254,161	2,071,010
American Seafoods Group LLC:
Term Loan B-1, 3.981% **, 9/28/2012	1,802,141	1,748,077
Term Loan B-2, 3.981% **, 9/28/2012	197,859	191,181
AMN Healthcare, Inc., Term Loan B, 6.25% **, 12/18/2013	500,000	490,000
Ashland Chemicals, Term Loan B, 7.65% **, 5/13/2014	485,628	493,318
Aspect Software, Inc., Term Loan, 3.25% **, 7/11/2011	1,249,624	1,187,143
Asurion Corp., First Lien Term Loan, 3.235% **, 7/3/2014	2,750,000	2,635,806
Atlas Pipeline Partners LP, Term Loan, 6.75% **, 7/27/2014	2,938,776	2,902,042
Avaya, Inc., Term Loan, 3.011% **, 10/24/2014	3,992,316	3,465,011
Bausch & Lomb, Inc.:
Term Delay Draw, 3.501% **, 4/24/2015	379,593	361,680
Term Loan, 3.501% **, 4/24/2015	1,563,126	1,489,362
Bresnan Communications LLC, Second Lien Term Loan, 4.74% **, 3/29/2014	4,000,000	3,813,320
Calpine Corp., Term Loan, 3.135% **, 3/29/2014	1,994,924	1,895,387
Caritor, Inc.:
Letter of Credit, 2.51% **, 6/4/2013	142,180	130,687
Term Loan B, 2.51% **, 6/4/2013	1,853,081	1,703,287
Cequel Communications LLC, Term Loan, 2.255% **, 11/5/2013	861,036	819,159
Charter Communications Operating LLC, Term Loan, 2.26% **, 3/6/2014	1,000,000	939,305
Collective Brands Finance, Inc., Term Loan A, 2.983% **, 8/17/2014	2,428,877	2,323,379
Community Health Systems, Inc.:
Term Delay Draw, 2.506% **, 7/25/2014	190,651	179,421

Term Loan, 2.506% **, 7/25/2014	3,737,128	3,548,515
CSC Holdings, Inc., Term Loan B-2, 2.004% **, 3/29/2016	1,994,832	1,956,182
Delta Air Lines, Inc., Term Loan, 8.75% **, 9/27/2013	1,000,000	1,000,625
Discovery Communications Holdings LLC:
Term Loan B, 2.251% **, 5/14/2014	248,728	243,805
Term Loan C, 5.25% **, 5/14/2014	298,500	301,709
Dresser, Inc., Second Lien Term Loan, 5.991% **, 5/4/2015	500,000	465,315
First Data Corp., Term Loan B2, 2.999% **, 9/24/2014	1,994,911	1,777,685
Flextronics International Ltd.:
Term Delay Draw A-1-B, 2.481% **, 10/1/2014	997,462	945,514
Term Delay Draw A-2, 2.481% **, 10/1/2014	229,601	217,643
Term Delay Draw A-3, 2.481% **, 10/1/2014	267,868	253,917
Term Loan B, 2.54% **, 10/1/2012	498,728	460,700
Freescale Semiconductor, Inc.:
Term Loan B, 1.985% **, 11/29/2013	997,411	1,028,581
Term Loan, 12.5%, 12/15/2014	997,487	875,390
Georgia-Pacific Corp., Term Loan C, 3.506% **, 12/20/2014	496,171	494,933
Getty Images, Inc., Term Loan, 6.25% **, 7/2/2015	2,751,002	2,765,734
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.34% **, 4/30/2014	1,000,000	933,545
Hanesbrands, Inc., Term Loan, 5.25% **, 12/10/2015	3,000,000	3,030,210
HCA, Inc., Term Loan B, 2.501% **, 11/18/2013	2,998,895	2,875,955
Hercules Offshore LLC, Term Loan B, 6.0% **, 7/11/2013	2,009,983	1,930,588
Hughes Network Systems LLC, Term Loan, 2.813% **, 4/15/2014	1,000,000	927,500
Huntsman International LLC:
Term Loan, 1.981% **, 4/21/2014	479,798	453,891
Term Loan C, 2.481% **, 6/30/2016	500,000	478,332
IASIS Healthcare LLC:
Term Delay Draw, 2.231% **, 3/14/2014	1,177,464	1,105,345
Term Loan B, 2.231% **, 3/14/2014	1,443,038	1,354,652
Letter of Credit, 2.231% **, 3/14/2014	127,186	119,396
Ineos US Finance LLC:
Term Loan B-2, 7.501% **, 12/16/2013	494,898	449,739
Term Loan C-2, 10.001% **, 12/16/2014	494,898	452,213
Intelsat Jackson Holdings Ltd., Term Loan, 3.235% **, 2/2/2014	1,000,000	907,500
Kraton Polymers LLC, Term Loan, 2.313% **, 5/13/2013	689,984	664,976
Language Line LLC, Term Loan B, 5.5% **, 11/4/2015	2,000,000	1,998,330
Life Technologies Corp., Term Loan B, 5.25% **, 11/20/2015	69,250	69,827
Lyondell Basell Industries AF SCA:
Dutch Term Loan A, 3.731% **, 12/20/2013	55,457	41,295
Dutch Term Loan, 3.731% **, 12/22/2014	24,183	18,007
Term Loan, 3.731% **, 12/22/2014	90,685	67,528
Term Loan A, 3.731% **, 12/22/2014	172,781	128,660
German Term Loan B-1, 3.981% **, 12/22/2014	69,426	51,698
German Term Loan B-2, 3.981% **, 12/22/2014	69,426	51,698
German Term Loan B-3, 3.981% **, 12/22/2014	69,426	51,698
Debtor in Possession Term Loan, 5.793% **, 4/6/2010	536,848	558,848
Term Loan B-1, 7.0% **, 12/22/2014	301,260	224,331
Term Loan B-2, 7.0% **, 12/22/2014	301,260	224,331
Term Loan B-3, 7.0% **, 12/22/2014	301,260	224,331
Debtor in Possession Term Loan, 13.0% **, 4/6/2010	358,483	374,990
Manitowoc Co., Inc., Term Loan B, 7.5% **, 11/6/2014	2,841,709	2,776,349
Mediacom Illinois LLC, Term Loan C, 1.72% **, 1/31/2015	496,173	460,945
MetroPCS Wireless, Inc., Term Loan B, 2.563% **, 11/4/2013	3,979,513	3,816,353
Mylan Laboratories, Inc., Term Loan B, 3.563% **, 10/2/2014	2,949,749	2,894,751
Neiman Marcus Group, Inc., Term Loan B, 2.255% **, 4/6/2013	1,967,241	1,782,074
NEP II, Inc., Term Loan B, 2.481% **, 2/16/2014	1,994,882	1,845,266

Oshkosh Truck Corp., Term Loan B, 6.26% **, 12/6/2013	3,558,474	3,564,541
OSI Restaurant Partners LLC:
Term Loan, 2.504% **, 6/14/2013	156,439	128,134
Term Loan B, 2.563% **, 6/14/2014	1,838,437	1,505,800
Pilot Travel Centers LLC, Term Loan B, LIBOR plus 3.25%, 11/24/2015	250,000	252,265
Pinnacle Foods Holdings Corp., Term Loan B, 2.985% **, 4/2/2014	2,887,526	2,699,837
Psychiatric Solutions, Inc., Term Loan B, 2.034% **, 7/1/2012	2,181,924	2,076,471
QVC, Inc.:
Term Loan 6-J, 5.749% **, 3/30/2014	1,006,661	1,010,124
Term Loan 6-W, 5.749% **, 3/30/2014	1,007,047	1,010,511
Regal Cinemas, Inc., Term Loan, 4.001% **, 10/28/2013	1,515,272	1,513,188
Reynolds Group Holdings, Inc., Term Loan, 6.25% **, 11/5/2015	2,000,000	2,015,420
Rockwood Specialties Group, Inc., Term Loan H, 6.0% **, 5/15/2014	1,938,711	1,962,945

Sorenson Communications, Inc.:
Term Loan C, 2.74% **, 8/16/2013	1,459,456	1,401,990
Second Lien ABL Term Loan, 7.231% **, 2/16/2014	4,500,000	4,440,015
Sun Healthcare Group, Inc.:
Letter of Credit, 0.151% **, 4/21/2014	242,439	227,741
Term Loan B, 2.282% **, 4/21/2014	1,148,574	1,078,941
SunGard Data Systems, Inc.:
Term Loan A, 1.985% **, 2/28/2014	111,059	105,645
Term Loan B, 3.9% **, 2/26/2016	2,845,871	2,773,543
Telesat Canada:
Term Loan I, 3.24% **, 10/31/2014	1,810,282	1,741,636
Term Loan II, 3.24% **, 10/31/2014	155,359	149,468
Toys 'R' Us, Inc., Term Loan B, 4.486% **, 7/19/2012	4,000,000	3,919,380
Travelport LLC:
Term Delay Draw, 2.781% **, 8/23/2013	997,449	957,551
Term Loan, 2.781% **, 8/23/2013	1,000,000	960,000
Universal City Development Partners Ltd., Term Loan B, 6.5% **, 11/6/2014	1,000,000	1,005,250
VML US Finance LLC:
Term Delay Draw Loan B, 4.76% **, 5/25/2012	614,313	584,193
Term Loan B, 4.76% **, 5/27/2013	1,063,536	1,011,391
Warner Chilcott PLC:
Term Loan A, 5.5% **, 10/30/2014	338,983	339,881
Term Loan B-1, 5.75% **, 4/30/2015	419,492	420,603
Term Loan B-2, 5.75% **, 4/30/2015	372,881	373,869
West Corp.:
Term Loan B-2, 2.609% **, 10/24/2013	2,043,793	1,939,559
Term Loan B-4, 4.109% **, 7/15/2016	1,157,676	1,110,130
World Color Press (USA) Corp., Term Loan, 9.0% **, 7/23/2012	2,994,583	3,015,171

		123,908,818
Sovereign Loan 0.2%
Gazprom, 144A, 8.125%, 7/31/2014	5,330,000	5,649,800

Total Loan Participations and Assignments (Cost $126,404,622)		129,558,618
Municipal Bonds and Notes 0.9%
California, State General Obligation:
4.85%, 10/1/2014	14,000,000	13,911,100
Series 3, 5.65%, 4/1/2039	2,865,000	2,965,304
Louisiana, Public Facilities Authority Systems Revenue, Restoration Bonds, Series A-1, 4.5%, 2/1/2014	5,584,806	5,761,342

Total Municipal Bonds and Notes (Cost $22,591,495)		22,637,746

Preferred Security 0.0%
Financials
Xerox Capital Trust I, 8.0%, 2/1/2027 (Cost $32,932)					32,000	31,680
					Shares	Value ($)

Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 0.17% (g) (h) (Cost $59,724,058)					59,724,058	59,724,058
Cash Equivalents 3.4%
Central Cash Management Fund, 0.14% (g) (Cost $87,277,942)					87,277,942	87,277,942

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,600,901,901) †					102.6	2,635,071,681
Other Assets and Liabilities, Net					(2.6)	(66,785,217)

Net Assets					100.0	2,568,286,464

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	30,000	USD	30,000	5,250
Green Tree Financial Corp., "B2", Series 1996-5	8.45%	7/15/2027	5,181,612	USD	5,685,046	0
Pliant Corp.	11.85%	6/15/2009	5	USD	5	5
					5,715,051	5,255

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2009.

***					These securities are shown at their current rate as of December 31, 2009.
****					Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,602,490,921. At December 31, 2009, net unrealized appreciation for all securities based on tax cost was $32,580,760. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,468,899 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,888,139.

(a)					Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(b)					All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2009 amounted to $58,173,116 which is 2.3% of net assets.
(c)					When-issued security.
(d)					Government-backed debt issued by financial companies or government sponsored enterprises.
(e)					At December 31, 2009 this security has been pledged, in whole or in part, as collateral for open swaps contracts.
(f)					At December 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CPI: Consumer Price Index
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2009, the Fund had unfunded loan commitments of $178,114, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower		Unfunded Loan Commitment ($)		Value ($)	Unrealized Appreciation ($)

Lyondell Basell Industries AF SCA, Debtor in Possession Term Loan, 4/6/2010		178,114		187,408	9,294
At December 31, 2009, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/22/2010	62	6,985,782	(124,033)
10 Year US Treasury Note	USD	3/22/2010	89	10,275,328	(96,321)
2 Year US Treasury Note	USD	3/31/2010	293	63,365,828	(348,177)
Federal Republic of Germany Euro-Bund	EUR	3/8/2010	281	48,818,669	(633,643)
Federal Republic of Germany Euro-Schatz	EUR	3/8/2010	1,306	202,124,464	(1,591)
United Kingdom Long Gilt Bond	GBP	3/29/2010	295	54,533,627	(529,237)
Total unrealized depreciation					(1,733,002)

At December 31, 2009, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2010	408	37,310,200	525,178
10 Year Japanese Government Bond	JPY	3/11/2010	85	127,497,718	(98,674)
3 Year Australian Treasury Bond	AUD	3/15/2010	511	47,087,657	18,004
5 Year US Treasury Note	USD	3/31/2010	1,333	152,472,290	2,071,321
90 Day Eurodollar	USD	3/15/2010	250	62,278,125	(174,325)
90 Day Eurodollar	USD	6/14/2010	250	62,075,000	(192,012)
90 Day Eurodollar	USD	9/13/2010	250	61,812,500	(170,137)
90 Day Eurodollar	USD	12/13/2010	250	61,543,750	(157,637)
90 Day Eurodollar	USD	3/14/2011	250	61,293,750	(145,138)
90 Day Eurodollar	USD	6/13/2011	250	61,053,125	(132,637)
90 Day Eurodollar	USD	9/19/2011	250	60,837,500	(115,950)
Total net unrealized appreciation					1,427,993

At December 31, 2009, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 3/20/2015	6,900,000[1]	1.0%	Eli Lilly & Co., 6.57%, 1/1/2016, AA	(218,660)	(181,987)	(36,673)
9/21/2009 12/20/2014	6,900,000[2]	1.0%	Hewlett-Packard Co., 5.4%, 3/1/2017, A	(229,498)	(230,357)	859
9/21/2009 12/20/2014	6,900,000[1]	1.0%	Home Depot, Inc., 5.875%, 12/16/2036, BBB+	(138,352)	(112,125)	(26,227)
9/21/2009 3/20/2015	6,900,000[1]	1.0%	McKesson Corp., 7.65%, 3/1/2027, BBB+	(211,854)	(192,538)	(19,316)
Total net unrealized depreciation					(81,357)

At December 31, 2009, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

6/22/2009 9/20/2014	12,000,000[3]	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	1,790,104	(191,373)	1,981,477
(i)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(j)					The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At December 31, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

6/26/2009 6/27/2011	60,000,000[4]	Floating — LIBOR	Fixed — 1.598%	501,102
6/26/2009 6/26/2012	20,000,000[4]	Floating — LIBOR	Fixed — 2.26%	253,693
6/29/2009 7/1/2013	20,000,000[5]	Floating — LIBOR	Fixed — 2.71%	261,066
9/15/2010 9/15/2014	59,400,000[1]	Fixed — 3.15%	Floating — LIBOR	364,256
9/15/2010 9/15/2014	59,400,000[1]	Fixed — 3.15%	Floating — LIBOR	364,256
12/24/2009 12/24/2019	600,000[1]	Floating — LIBOR	Fixed —5.2%	0
12/24/2009 12/24/2019	900,000[1]	Floating — LIBOR	Fixed — 5.27%	0
12/25/2009 12/25/2019	500,000[4]	Floating — LIBOR	Fixed — 5.3%	0
9/8/2009 9/8/2024	9,300,000[1]	Fixed — 0.0%	Floating — LIBOR-SIFMA	199,348
11/15/2009 11/15/2024	15,700,000[6]	Floating — LIBOR	Fixed — 8.7%	182,120
Total unrealized appreciation	2,125,841

At December 31, 2009, total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

12/14/2009 6/1/2012	76,400,000[5]	0.425%	Global Interest Rate Strategy Index	(687,677)	0	(687,677)
Counterparties:
1	Morgan Stanley
2	The Goldman Sachs & Co.
3	JPMorgan Chase Securities, Inc.
4	Bank of America
5	Citigroup, Inc.
6	Barclays Bank PLC
LIBOR: London InterBank Offered Rate
SIFMA: Securities Industry and Financial Markets Association
At December 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	7,225,671	AUD	8,245,000	1/20/2010	164,993	HSBC Bank USA
USD	3,528,598	CAD	3,730,000	1/20/2010	37,947	Citigroup, Inc.
USD	7,007,710	NOK	40,630,000	1/20/2010	3,547	Credit Suisse

USD	823,005	NOK	4,829,000	1/20/2010	10,304	Citigroup, Inc.
USD	6,511,420	NZD	9,003,000	1/20/2010	15,356	Morgan Stanley
USD	1,245,976	NZD	1,773,000	1/20/2010	39,370	HSBC Bank USA
EUR	16,361,000	USD	23,966,656	1/20/2010	512,782	The Goldman Sachs & Co.
GBP	1,889,000	USD	3,069,285	1/20/2010	18,523	Credit Suisse
JPY	1,520,069,000	USD	17,170,391	1/20/2010	847,503	HSBC Bank USA
JPY	1,011,956,000	USD	11,049,666	1/20/2010	183,024	HSBC Bank USA
Total unrealized appreciation					1,833,349

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	35,261,565	AUD	38,820,000	1/20/2010	(464,045)	Morgan Stanley
USD	6,046,313	CHF	6,243,000	1/20/2010	(10,444)	UBS AG
USD	1,641,415	SEK	11,668,000	1/20/2010	(10,408)	Credit Suisse
CAD	7,166,000	USD	6,734,836	1/20/2010	(117,138)	Bank of New York Mellon Corp.
EUR	16,045,000	USD	22,903,114	1/20/2010	(97,767)	Morgan Stanley
GBP	3,524,000	USD	5,637,079	1/20/2010	(54,232)	Bank of New York Mellon Corp.
SEK	3,838,000	USD	525,485	1/20/2010	(11,008)	Citigroup, Inc.
Total unrealized depreciation					(765,042)

Currency Abbreviations
AUD	Australian Dollar			JPY	Japanese Yen
CAD	Canadian Dollar			NOK	Norwegian Krone
CHF	Swiss Franc			NZD	New Zealand Dollar
EUR	Euro			SEK	Swedish Krona
GBP	British Pound			USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(k)
Corporate Bonds	$—	$1,093,909,895	$13,300,840	$1,107,210,735
Mortgage-Backed Securities Pass-Throughs	—	68,551,335	10,420,623	78,971,958
Asset-Backed	—	137,660,514	16,262,877	153,923,391
Commercial Mortgage-Backed Securities	—	217,310,291	—	217,310,291
Collateralized Mortgage Obligations	—	200,835,368	—	200,835,368
Government & Agency Obligations	—	516,344,073	47,347,225	563,691,298
Loan Participations and Assignments	—	127,713,352	1,845,266	129,558,618
Municipal Bonds and Notes	—	22,637,746	—	22,637,746
Preferred Security	—	31,680	—	31,680
Short-Term Investments(k)	147,002,000	13,898,596	—	160,900,596
Unfunded Loan Commitments	—	9,294	—	9,294
Derivatives(l)	—	5,941,526	—	5,941,526
Total	$147,002,000	$2,404,843,670	$ 89,176,831	$2,641,022,501

Liabilities
Derivatives(l)	$(305,009)	$(1,534,935)	$—	$(1,839,944)
Total	$(305,009)	$(1,534,935)	$—	$(1,839,944)
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures, credit default swap, interest rate swap, total return swap and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Mortgage-Backed Securities Pass-Throughs	Asset-Backed	Collateralized Mortgage Obligations	Government & Agency Obligations	Loan Participations and Assignments	Total
Balance as of September 30, 2009	$12,564,486	$—	$8,061,252	$5,050,000	$33,038,250	$4,264,374	$62,978,362
Realized gains (loss)	—	(2,967)	2,917	—	—	31,057	31,007
Change in unrealized appreciation (depreciation)	733,952	177,312	618,706	—	(382,456)	(21,709)	1,125,805
Amortization premium/ discount	2,002	—	(234,680)	—	11,556	11,826	(209,296)
Net purchases (sales)	400	10,246,278	7,814,682	(5,050,000)	20,046,775	(1,015,803)	32,042,332
Net transfers in (out) of Level 3	—	—	—	—	(5,366,900)	(1,424,479)	(6,791,379)
Balance as of December 31, 2009	$13,300,840	$10,420,623	$16,262,877	$—	$47,347,225	$1,845,266	$89,176,831
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2009	$733,952	$177,312	$(975,965)	—	$(351,106)	$(8,255)	$(424,062)

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$1,900,120	$—
Foreign Exchange Contracts	$—	$—	$1,068,307
Interest Rate Contracts	$ (305,009)	$1,438,164	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010